Borrowings - Narrative (Details) - USD ($)		12 Months Ended
	Sep. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities		$ 210,525,000	$ 268,765,000
Issuance of senior notes		0	0	$ 495,678,000
Nominal amount		37,965,000	55,828,000
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 460,000,000	$ 497,000,000
Borrowings, nominal rate (as a percent)		91.91%	99.49%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000,000
Issuance of senior notes	$ 495,700,000
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	6.00%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		5.47%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		8.33%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		2.50%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		7.95%
Brazilian Subsidiaries | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Interest rate basis (as a percent)		1.91%	2.88%
Brazilian Subsidiaries | Ecoagro XP CRA Loan Due November 2027
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 400,000,000.0
Brazilian Subsidiaries | Ecoagro XP CRA Loan Due November 2027 | IPCA
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		3.80%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		5.68%
US Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		7.50%
US Dollar | Argentina Subsidiaries | LIBOR Variable Rate Basis | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		4.00%
US Dollar | Argentina Subsidiaries | LIBOR Variable Rate Basis | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		4.75%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		61.00%